EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS	12 Months Ended
Dec. 31, 2025
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate, outstanding borrowings	NOTE 19 – EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

		2025			2024			2023
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Bond Facility⁵⁾	Fixed	2029	10.2%	200.0	2029	9.9%	200.0	—	—	—
CMBFL³⁾	Fixed	2026	10.8%	106.7	2033	5.8%	159.5	2033	5.7%	195.8
Springliner (USD)³⁾	Fixed	2026	4.8%	21.9	2026	4.8%	25.0	2026	4.8%	27.9
CDBL³⁾	Fixed	—	—%	—	2032	6.1%	136.5	2032	5.7%	149.0
BoComm 2 (USD)³⁾	Floating	2026	17.0%	28.9	2032	7.6%	62.1	2032	7.0%	66.7
Credit Agricole Facility⁵⁾	Floating	2031	5.8%	68.6	—	—	—	—	—	—
DSF Facility⁵⁾	Floating	2031	5.6%	107.6	2029	6.4%	123.8	2029	5.9%	140.1
DSF Facility 2⁵⁾	Floating	2029	5.4%	76.0	2029	6.2%	92.0	2029	5.8%	52.5
DSF Facility 3⁵⁾	Floating	2031	5.6%	27.4	2031	6.2%	29.8	—	—	—
HCOB Facility⁵⁾	Floating	2031	7.0%	43.8	2031	7.4%	87.5	2029	7.8%	31.2
ING⁵⁾	Floating	2029	5.7%	44.8	2029	6.4%	51.4	2029	5.9%	57.9
KFW Facility⁵⁾	Floating	2032	6.4%	28.8	2032	7.1%	31.8	2032	6.4%	34.8
Syndicate Facility 2025⁵⁾	Floating	2030	5.7%	248.1	—	—%	—	—	—%	—
Other credit facilities	Floating	2026	4.0%	3.0	2026	4.3%	1.8	2026	4.7%	4.8
BoComm 3 (USD)³⁾	Floating	—	—%	—	2029	7.9%	73.5	2029	7.3%	82.2
Syndicate Facility 2023⁵⁾	Floating	—	—%	—	2029	7.2%	160.0	2028	6.6%	224.0
Total borrowings and weighted average effective interest rate⁴⁾			7.5%	1,005.6		7.1%	1,234.7		6.2%	1,066.9
Borrowing costs				(13.2)			(17.0)			(13.9)
Right-of-use lease liabilities				10.7			8.6			6.6
Total				1,003.1			1,226.3			1,059.6
Hereof non-current				714.3			1,061.0			886.9
Hereof current				288.8			165.3			172.7
1) Effective interest rate includes deferred borrowing costs.
2) Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to $321.4m (2024: $544.8m, 2023:  $402.8m (compared to a total carrying value as of December 31, 2025 of $328.6m, 2024: $521.0m, 2023: $372.7m).
3) Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
4) Please refer to Note 23 for average interest rate including hedges.
5) Facility with financial covenant. Total carrying value amounts to $845.0m as of December 31, 2025 (2024: $776.3m, 2023:
$540.5m).
In addition to the facilities above, TORM had undrawn credit facilities of $398.8m as of December 31, 2025. Please refer to Note 2 for further information on the Company’s liquidity and capital resources and Notes 23 and 24 for further information on interest rate swaps and financial risks.
NOTE 19 – continued
The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2025	Borrowings	Repayments		Other changes	End balance as of December 31, 2025
Borrowings	1,226.3	338.0	(567.7)		6.5	1,003.1
Total	1,226.3	338.0	(567.7)		6.5	1,003.1

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2024	Borrowings	Repayments		Other changes	End balance as of December 31, 2024
Borrowings	1,059.6	419.4	(256.3)		3.6	1,226.3
Total	1,059.6	419.4	(256.3)		3.6	1,226.3

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2023	Borrowings	Repayments		Other changes	End balance as of December 31, 2023
Borrowings	966.9	676.4	(585.4)		1.7	1,059.6
Total	966.9	676.4	(585.4)		1.7	1,059.6
Accounting Policies
Borrowings consist of mortgage debt, bank loans, bonds and lease liabilities.
Borrowings are initially measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.
When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability.